Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	$ 7,164
Depreciation charge	(307)	$ (379)
Right-of-use asset, ending balance	6,726	8,152
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	9,139	5,402
Additions		5,401
Exchange difference	(145)	9
Right-of-use asset, ending balance	8,994	10,812
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(1,975)	(2,273)
Lease termination	0
Exchange difference	14	(8)
Depreciation charge	(307)	(379)
Right-of-use asset, ending balance	(2,268)	(2,660)
Properties (Offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	6,650	8,043
Properties (Offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	9,005	5,324
Additions		5,345
Exchange difference	(145)	9
Right-of-use asset, ending balance	8,860	10,678
Properties (Offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(1,925)	(2,253)
Lease termination	0
Exchange difference	14	(8)
Depreciation charge	(299)	(374)
Right-of-use asset, ending balance	(2,210)	(2,635)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	76	109
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	134	78
Additions		56
Exchange difference	0	0
Right-of-use asset, ending balance	134	134
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(50)	(20)
Lease termination	0
Exchange difference	0	0
Depreciation charge	(8)	(5)
Right-of-use asset, ending balance	$ (58)	$ (25)